Condensed Consolidated Statement Of Operations (USD $) In Thousands, except Per Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Condensed Consolidated Statement Of Operations
Revenues	$ 1,292,592	$ 1,081,364	$ 2,485,013	$ 2,171,201
Salaries, wages and benefits	765,133	612,205	1,443,828	1,239,380
Supplies	96,718	85,455	186,740	171,341
Rent	95,677	88,981	187,130	177,300
Other operating expenses	287,132	238,687	546,501	472,891
Other income	(2,880)	(2,857)	(5,665)	(5,941)
Depreciation and amortization	37,871	29,852	70,420	60,973
Interest expense	23,157	1,298	28,885	2,605
Investment (income) loss	(257)	377	(752)	(500)
Operating expenses	1,302,551	1,053,998	2,457,087	2,118,049
Income (loss) from continuing operations before income taxes	(9,959)	27,366	27,926	53,152
Provision (benefit) for income taxes	(3,419)	11,230	12,190	21,861
Income (loss) from continuing operations	(6,540)	16,136	15,736	31,291
Discontinued operations, net of income taxes:
Income (loss) from operations	587	87	408	(67)
Gain (loss) on divestiture of operations		54		(83)
Income (loss) from discontinued operations	587	141	408	(150)
Net income (loss)	(5,953)	16,277	16,144	31,141
Loss attributable to noncontrolling interests	421		421
Income (loss) attributable to Kindred	(5,532)	16,277	16,565	31,141
Amounts attributable to Kindred stockholders:
Income (loss) from continuing operations	(6,119)	16,136	16,157	31,291
Income (loss) from discontinued operations	587	141	408	(150)
Net income (loss)	$ (5,532)	$ 16,277	$ 16,565	$ 31,141
Basic:
Income (loss) from continuing operations	$ (0.14)	$ 0.41	$ 0.39	$ 0.79
Discontinued operations:
Income (loss) from operations	$ 0.01		$ 0.01
Gain (loss) on divestiture of operations
Net income (loss)	$ (0.13)	$ 0.41	$ 0.40	$ 0.79
Diluted:
Income (loss) from continuing operations	$ (0.14)	$ 0.41	$ 0.38	$ 0.79
Discontinued operations:
Income (loss) from operations	$ 0.01		$ 0.01
Gain (loss) on divestiture of operations
Net income (loss)	$ (0.13)	$ 0.41	$ 0.39	$ 0.79
Shares used in computing earnings (loss) per common share:
Basic	43,231	38,756	41,145	38,691
Diluted	43,231	38,914	41,661	38,881